Property, plant and equipment	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and
equipment
Accounting policies
Property, plant and equipment
Property, plant and equipment is measured at cost,
less accumulated depreciation and impairment. The
initial cost of an asset comprises its purchase price
or construction cost, any costs directly attributable
to bringing the asset into operation, the initial
estimate of an asset retirement obligation,
exploration costs transferred from intangible
assets and, for qualifying assets, borrowing costs.
Contingent consideration included in the acquisition
of an asset or group of similar assets is initially
measured at its fair value, with later changes in fair
value other than due to the passage of time
reflected in the book value of the asset or group of
assets, unless the asset is impaired. Property, plant
and equipment include costs relating to
expenditures incurred under the terms of
production sharing agreements (PSAs) in certain
countries, and which qualify for recognition as
assets of Equinor. State- owned entities in the
respective countries, however, normally hold the
legal title to such PSA-based property, plant and
equipment.
Expenditure on major maintenance refits or repairs
comprises the cost of replacement assets or parts
of assets, inspection costs and overhaul costs.
Inspection and overhaul costs, associated with
regularly scheduled major maintenance
programmes planned and carried out at recurring
intervals exceeding one year, are capitalised and
amortised over the period to the next scheduled
inspection and overhaul. All other maintenance
costs are expensed as incurred.
Capitalised exploration and evaluation
expenditures, development expenditure on the
construction, installation or completion of
infrastructure facilities such as platforms, pipelines
and the drilling of production wells, and field-
dedicated transport systems for oil and gas are
capitalised as Producing oil and gas properties
within Property, plant and equipment. Such
capitalised costs, when designed for significantly
larger volumes than the reserves from already
developed and producing wells, are depreciated
using the unit of production method (UoP) based
on proved reserves expected to be recovered
from the area during the concession or contract
period. Depreciation of production wells uses the
UoP method based on proved developed reserves,
and capitalised acquisition costs of proved
properties are depreciated using the UoP method
based on total proved reserves. In the rare
circumstances where the use of proved reserves
fails to provide an appropriate basis reflecting the
pattern in which the asset’s future economic
benefits are expected to be consumed, a more
appropriate reserve estimate is used. Depreciation
of other assets and transport systems used by
several fields is calculated on the basis of their
estimated useful lives, normally using the straight-
line method. Each part of an item of property, plant
and equipment with a cost that is significant in
relation to the total cost of the item is depreciated
separately. For exploration and production assets,
Equinor has established separate depreciation
categories which as a minimum distinguish between
platforms, pipelines and wells.
The estimated useful lives of property, plant and
equipment are reviewed on an annual basis, and
changes in useful lives are accounted for
prospectively. An item of property, plant and
equipment is derecognised upon disposal. Any gain or
loss arising on derecognition of the asset is included in
Other income or Operating expenses, respectively, in
the period the item is derecognised.
Monetary or non-monetary grants from
governments, when related to property, plant and
equipment and considered reasonably certain, are
recognised in the Consolidated balance sheet as a
deduction to the carrying value of the asset and
subsequently recognised in the Consolidated
statement of income over the life of the depreciable
asset as a reduced depreciation expense.
Research and development
Equinor undertakes research and development both
on a funded basis for licence holders and on an
unfunded basis for projects at its own risk, developing
innovative technologies to create opportunities and
enhance the value of current and future assets.
Expenses relate both to in-house resources and the
use of suppliers.Equinor's own share of the licence
holders' funding and the total costs of the unfunded
projects are considered for capitalisation under the
applicable IFRS Accounting Standard requirements.
Subsequent to initial recognition, any capitalised
development costs are accounted for in the same
manner as Property, plant and equipment. Costs not
qualifying for capitalisation are expensed as incurred,
see note 9 Auditor’s remuneration and Research and
development expenditures for more details.
Estimation uncertainty regarding determining oil and
gas reserves
Reserves quantities are, by definition, discovered,
remaining, recoverable and economic. Recoverable
oil and gas quantities are always uncertain.
Estimating reserves is complex and based on a high
degree of professional judgement involving
geological and engineering assessments of in-place
hydrocarbon volumes, the production, historical
recovery and processing yield factors and installed
plant operating capacity. The reliability of these
estimates depends on both the quality and availability
of the technical and economic data and the efficiency
of extracting and processing the hydrocarbons.
Estimation uncertainty; Proved oil and gas reserves
Proved oil and gas reserves may impact the carrying
amounts of oil and gas producing assets, as changes
in the proved reserves, will impact the unit of
production rates used for depreciation and
amortisation. Proved oil and gas reserves are those
quantities of oil and gas, which, by analysis of
geoscience and engineering data, can be estimated
with reasonable certainty to be economically
producible from a given date forward, from known
reservoirs, and under existing economic conditions,
operating methods, and government regulations.
Unless evidence indicates that renewal is reasonably
certain, estimates of proved reserves only reflect the
period before the contracts providing the right to
operate expire. For future development projects,
proved reserves estimates are included only where
there is a significant commitment to project funding
and execution and when relevant governmental and
regulatory approvals have been secured or are
reasonably certain to be secured.
Proved reserves are divided into proved developed
and proved undeveloped reserves. Proved
developed reserves are to be recovered through
existing wells with existing equipment and operating
methods, or where the cost of the required equipment
is relatively minor compared to the cost of a new well.
Proved undeveloped reserves are to be recovered
from new wells on undrilled acreage, or from existing
wells where a relatively major capital expenditure is
required. Undrilled well locations can be classified as
having proved undeveloped reserves if a
development plan is in place indicating that they are
scheduled to be drilled within five years unless specific
circumstances justify a longer time horizon. Specific
circumstances are for instance fields which have
large up-front investments in offshore infrastructure,
such as many fields on the NCS, where drilling of wells
is scheduled to continue for much longer than five
years. For unconventional reservoirs where continued
drilling of new wells is a major part of the investments,
such as the US onshore assets, the proved reserves
are always limited to proved well locations scheduled
to be drilled within five years.
Proved oil and gas reserves have been estimated by
internal qualified professionals based on industry
standards and are governed by the oil and gas rules
and disclosure requirements in the U.S. Securities and
Exchange Commission (SEC) regulations S-K and S-X,
and the Financial Accounting Standards Board
(FASB) requirements for supplemental oil and gas
disclosures. The estimates have been based on a 12-
month average product price and on existing
economic conditions and operating methods as
required, and recovery of the estimated quantities
have a high degree of certainty (at least a 90%
probability). An independent third party has
evaluated Equinor's proved reserves estimates, and
the results of this evaluation do not differ materially
from Equinor's estimates.
Estimation uncertainty; Expected oil and gas reserves
Changes in the expected oil and gas reserves may
materially impact the amounts of asset retirement
obligations, as a consequence of timing of the removal
activities. It will also impact value-in-use calculations
for oil and gas assets, possibly affecting impairment
testing and the recognition of deferred tax assets.
Expected oil and gas reserves are the estimated
remaining, commercially recoverable quantities,
based on Equinor's judgement of future economic
conditions, from projects in operation or decided for
development. As per Equinor’s internal guidelines,
expected reserves are defined as the ‘forward looking
mean reserves’ when based on a stochastic prediction
approach. In some cases, a deterministic prediction
method is used, in which case the expected reserves
are the deterministic base case or best estimate.
Expected reserves are therefore typically larger than
proved reserves as defined by the SEC, which are
high confidence estimates with at least a 90%
probability of recovery when a probabilistic approach
is used. Expected oil and gas reserves have been
estimated by internal qualified professionals based on
industry standards and classified in accordance with
the Norwegian resource classification system issued
by the Norwegian Petroleum Directorate.

(in USD million)	Machinery, equipment and transportation equipment	Production plants and oil and gas assets	Refining and manufacturing plants	Buildings and land	Assets under development	Right of use assets4)	Total

Cost at 1 January 2024	1,438	170,911	8,105	591	14,097	7,050	202,191

Additions through business acquisition7)	—	2,062	—	—	157	—	2,219
Additions and transfers6)	79	5,817	55	99	5,866	1,239	13,155
Changes in asset retirement obligations	—	(183)	—	—	110	—	(73)
Disposals at cost	(30)	(6,538)	(88)	(5)	(188)	(537)	(7,385)
Assets reclassified to held for sale8)	(1)	(6,679)	—	(8)	(1,831)	(66)	(8,585)
Foreign currency translation effects	(40)	(10,473)	(585)	(17)	(857)	(172)	(12,145)

Cost at 31 December 2024	1,446	154,917	7,486	660	17,354	7,514	189,377

Accumulated depreciation and impairment at 1 January 2024	(1,188)	(131,325)	(6,780)	(337)	(117)	(3,623)	(143,369)
Depreciation	(48)	(8,272)	(202)	(29)	—	(1,105)	(9,656)
Impairment	—	(64)	—	—	—	(7)	(71)
Reversal of impairment	2	158	7	—	25	—	191
Transfers6)	—	(2)	—	—	2	—	—
Accumulated depreciation and impairment on disposed assets	29	5,154	70	3	3	544	5,804
Accumulated depreciation and impairment on assets classified as held for sale8)	—	4,318	—	4	—	23	4,346
Foreign currency translation effects	30	8,372	435	9	10	82	8,939

Accumulated depreciation and impairment at 31 December 2024⁵⁾	(1,175)	(121,661)	(6,470)	(349)	(76)	(4,087)	(133,817)

Carrying amount at 31 December 2024	271	33,255	1,016	312	17,278	3,428	55,560

Estimated useful lives (years)	3 - 20	UoP1)	15 - 30	10 - 33²⁾		1 - 20³⁾

(in USD million)	Machinery, equipment and transportation equipment	Production plants and oil and gas assets	Refining and manufacturing plants	Buildings and land	Assets under development	Right of use assets	Total

Cost at 1 January 2023	1,343	171,948	8,285	562	10,815	6,633	199,586

Additions through business acquisition7)	48	1,121	339	38	370	8	1,923
Additions and transfers6)	113	7,286	60	19	3,197	1,087	11,761
Changes in asset retirement obligations	—	772	—	—	55	—	827
Disposals at cost	(64)	(3,567)	(446)	(29)	(30)	(634)	(4,771)
Assets reclassified to held for sale8)	(1)	(3,944)	—	—	(245)	(8)	(4,198)
Foreign currency translation effects	—	(2,705)	(133)	1	(64)	(36)	(2,937)

Cost at 31 December 2023	1,438	170,911	8,105	591	14,097	7,050	202,191

Accumulated depreciation and impairment at 1 January 2023	(1,203)	(131,455)	(6,763)	(338)	(135)	(3,194)	(143,088)
Depreciation	(44)	(7,976)	(224)	(26)	—	(1,079)	(9,350)
Impairment	(2)	(844)	(323)	—	(18)	(1)	(1,188)
Reversal of impairment	—	288	—	—	3	—	290
Transfers6)	1	(11)	—	(1)	10	—	(2)
Accumulated depreciation and impairment on disposed assets	52	3,355	442	28	22	634	4,533
Accumulated depreciation and impairment on assets classified as held for sale8)	1	3,176	—	—	—	6	3,183
Foreign currency translation effects	7	2,142	88	—	3	10	2,251

Accumulated depreciation and impairment at 31 December 2023⁵⁾	(1,188)	(131,325)	(6,780)	(337)	(117)	(3,623)	(143,369)

Carrying amount at 31 December 2023	250	39,585	1,325	254	13,980	3,427	58,822

Estimated useful lives (years)	3 - 20	UoP1)	15 - 30	10 - 33²⁾		1 - 20³⁾

1) Depreciation according to unit of production method.
2) Land is not depreciated. Buildings include leasehold improvements.
3) Depreciation linearly over contract period.
4) Right of use assets at 31 December 2024 mainly consist of Land and buildings USD 1,328 million, Vessels USD 1,341 million and Drilling rigs USD 460 million.
5) See note 14 Impairments.
6) The carrying amount of assets transferred to Property plant and equipment from Intangible assets in 2024 and 2023 amounted to USD 240 million and USD 1,280 million, respectively.
7) For additions through business acquisition, see note 6 Acquisitions and disposals.
8) For assets reclassified to held for sale, see note 6 Acquisitions and disposals.